PRINCIPAL ACTIVITIES, ORGANIZATION AND BASIS OF PREPARATION - ADJUSTMENTS RECOGNISED IN THE BALANCE SHEET ON 1 JANUARY 2019 (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	¥ 267,860	¥ 271,969
Lease prepayments		64,514
Prepaid expenses and other current assets	57,844	54,023
Long-term prepayments and other assets	65,426	91,408
Lease liabilities	¥ 192,872
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		271,969
Lease prepayments		(64,514)
Prepaid expenses and other current assets		(766)
Long-term prepayments and other assets		(8,125)
Lease liabilities		¥ 198,564